Convertible notes (Schedule of Convertible Notes) (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 18, 2018 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jun. 07, 2018 HKD ($)
Short-term Debt [Line Items]
Principal amount			$ 1,149			$ 27,103,410
Interest rate		2.50%				8.00%
Proceeds from Notes Payable		$ 5,779,602
Debt Instrument, Term		5 years
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.50	$ 1.50
Debt Instrument Dividend Liability			$ 500
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt				$ 3,674
Debt Instrument, Convertible, Number of Equity Instruments | shares		3,853,068
2018 Notes
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.38
Debt Instrument Issue Date price | $ / shares		$ 1.07
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Principal amount			1,149
Payments of Financing Costs				44	$ 106
Debt Conversion, Converted Instrument, Amount				$ 1,114
Debt Conversion, Converted Instrument, Shares Issued | shares				1,343,425
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt			5,300
Convertible Notes Payable [Member] | LG Capital Funding, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 231
Issue date			Jun. 10, 2015
Maturity date			Jun. 10, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes Payable [Member] | JSJ Investments INC [Member]
Short-term Debt [Line Items]
Principal amount			$ 150
Issue date			Jun. 03, 2015
Maturity date	[2]		Dec. 03, 2015
Interest rate			12.00%
Conversion discount rate	[1]		43.00%
Convertible Notes Payable [Member] | Crown Bridge Partner, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 46
Issue date			Sep. 11, 2015
Maturity date			Aug. 25, 2016
Interest rate			5.00%
Conversion discount rate	[1]		42.00%
Convertible Notes Payable [Member] | Service Trading Company, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 105
Issue date			Jun. 11, 2015
Maturity date			Jun. 11, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes Payable [Member] | Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 158
Issue date			Jun. 11, 2015
Maturity date			Jun. 11, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes Payable [Member] | Vis Vires Group, INC [Member]
Short-term Debt [Line Items]
Principal amount			$ 159
Issue date			Jun. 10, 2015
Maturity date			Mar. 15, 2016
Interest rate			8.00%
Conversion discount rate	[1]		39.00%
Convertible Notes Payable [Member] | Black Forest Capital, LLC [Member]
Short-term Debt [Line Items]
Principal amount			$ 300
Issue date			Jul. 17, 2015
Maturity date			Jul. 17, 2016
Interest rate			12.00%
Conversion discount rate	[1]		42.00%

[1]	The rate is the discount to the lowest closing bid price of the Company’s ordinary shares for the 10 or 20 days prior to the date of conversion or execution of the convertible note agreements, as the case may be.
[2]	At any time before, on and after the maturity date, this note has a cash redemption premium of 150%.